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                  Filed pursuant to Rule 497(e) under the Securities Act of 1933
               Files Nos. 333-14725, 333-14729, 333-03715, 333-33607 & 333-65269

                               NUVEEN MUTUAL FUNDS
               SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION
                           Effective October 10, 2005

Nuveen Municipal Trust               Nuveen Investment Trust
  Statement of Additional              Statement of Additional Information dated
  Information dated August 29, 2005    October 29, 2004, as supplemented
                                       February 28, 2005, March 15, 2005 and
                                       March 24, 2005, and
                                       Statement of Additional Information dated
                                       June  29, 2005

Nuveen Multistate Trust II           Nuveen Investment Trust II
  Statement of Additional              Statement of Additional Information dated
  Information dated June 28, 2005      November 29, 2004, as supplemented
                                       February 28, 2005 and March 15, 2005

Nuveen Investment Trust III
  Statement of Additional
  Information dated May 5, 2005

Effective October 10, 2005, in the section entitled Additional Information on the Purchase and Redemption of Fund Shares, the following language should replace the language regarding maximum purchase amounts.

Each Fund has established a maximum purchase limit for the Class B shares of the Funds. Purchase orders equaling or exceeding $100,000 will not be accepted. In addition, purchase orders for a single purchaser that, when added to the value that day of all of such purchaser's shares of any class of any Nuveen Mutual Fund, cause the purchaser's cumulative total of shares in Nuveen Mutual Funds to equal or exceed the aforementioned limit will not be accepted. Purchase orders for a single purchaser equal to or exceeding the foregoing limits should be placed only for Class A or Class C shares, unless such purchase has been reviewed and approved as suitable for the client by the appropriate compliance personnel of the Authorized Dealer, and the Fund receives written confirmation of such approval.

Each Fund has established a maximum purchase limit for the Class C shares of the Funds. Purchase orders equaling or exceeding $1,000,000 will not be accepted. In addition, purchase orders for a single purchaser that, when added to the value that day of all of such purchaser's shares of any class of any Nuveen Mutual Fund, cause the purchaser's cumulative total of shares in Nuveen Mutual Funds to equal or exceed the aforementioned limit will not be accepted. Purchase orders for a single purchaser equal to or exceeding the foregoing limits should be placed only for Class A shares, unless such purchase has been reviewed and approved as suitable for the client by the appropriate compliance personnel of the Authorized Dealer, and the Fund receives written confirmation of such approval.

                                                                   MGN-SAI-1005D